FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT

INVESTMENT COMPANY

Investment Company Act file number: 811-3690

First Investors Tax Exempt Funds

(Exact name of registrant as specified in charter)

110 Wall Street

New York, NY 10005

(Address of principle executive offices)

Joseph I. Benedek

First Investors Management Company, Inc.

Raritan Plaza I

8th Floor

Edison, NJ 08837-3620

(Name and address of agent for service)

Registrant's telephone number, including area code: 1-212-858-8000

Date of Fiscal year-end: 12/31/2009

Date of reporting period: 7/1/2008 - 6/30/2009

Item 1. Proxy Voting Record

First Investors Insured Tax Exempt Fund

None

First Investors Insured Tax Exempt Fund II

None

First Investors Arizona Fund

None

First Investors California Fund

None

First Investors Colorado Fund

None

First Investors Connecticut Fund

None

First Investors Georgia Fund

None

First Investors Maryland Fund

None

First Investors Massachusetts Fund

None

First Investors Michigan Fund

None

First Investors Minnesota Fund

None

First Investors Missouri Fund

None

First Investors New Jersey Fund

None

First Investors New York Fund

None

First Investors North Carolina Fund

None

First Investors Ohio Fund

None

First Investors Oregon Fund

None

First Investors Pennsylvania Fund

None

First Investors Virginia Fund

None

SIGNATURES:

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

First Investors Tax Exempt Funds

(Registrant)

By: /S/ KATHRYN S. HEAD

Kathryn S. Head

President and Principal Executive Officer

Date: August 20, 2009